OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Other receivables	$ 1,219	$ 489
Prepaid expenses	2,874	1,795
Accrued interest income	243	342
Other receivables, prepaid expenses and accrued income	$ 4,336	$ 2,626